Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

The Company had certain office leases and car leases in relation to its operations. These leases are classified as operating leases. Other than these operating leases and the common shares subject to redemption (note 12), the Company does not have significant commitments, long-term obligations, or guarantees as of September 30, 2023 and 2022.

Operating lease

The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:

2024	$642,604
2025	373,941
2026 and thereafter	247,537
Total future minimum lease payments	$1,264,082
Less: imputed interest	(133,576)
Total operating lease liability	$1,130,506
Less: operating lease liability - current	559,375
Total operating lease liability – non current	$571,131

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole.

During the fiscal year ended September 30, 2022, the Company was involved in a dispute with another party (the “Plaintiff”) due to the similarity of the Company’s former name Elite Education Group International, Ltd with the Plaintiff’s business name. On July 21, 2022, the Company reached a settlement agreement with the Plaintiff by paying a sum of US$40,000 to the Plaintiff and also agreed to change the Company’s name to EpicQuest Education Group International Limited. The US$40,000 was recorded in the consolidated financial statements for the year ended September 30, 2022.